VOYA FUNDS TRUST

Voya Floating Rate Fund

(the "Fund")

Supplement dated April 15, 2021

to the Fund's Class A, Class C, Class I, Class P, Class R, Class T, and Class W shares Prospectus,

and Class P3 shares Prospectus

(each a "Prospectus" and collectively the "Prospectuses"),

each dated July 31, 2020

On January 14, 2021, the Board of Trustees of Voya Funds Trust approved reductions with respect to the Fund's management fee, sub-advisory fee, and expense limits, effective January 1, 2021.

Charles LeMieux, Portfolio Manager, and Senior Vice President of Voya Investment Management's Senior Loan Group will retire effective May 31, 2021 and therefore will no longer serve as a portfolio manager of the Fund. In addition, effective May 31, 2021, Kelly Byrne will be added as a portfolio manager of the Fund.

Effective January 1, 2021, the Fund's Prospectuses are revised as follows:

Class A, Class C, Class I, Class P, Class R, Class T, and Class W shares Prospectus

1.The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses2

Expenses you pay each year as a % of the value of your investment

Class		A	C	I	P
Management Fees	%	0.64	0.64	0.64	0.64
Distribution and/or Shareholder Services (12b-1)%		0.25	1.00	None	None
Fees
Other Expenses	%	0.33	0.33	0.23	0.20
Total Annual Fund Operating Expenses	%	1.22	1.97	0.87	0.84
Waivers and Reimbursements3%		(0.17)	(0.17)	(0.07)	(0.64)
Total Annual Fund Operating Expenses After Waivers	%	1.05	1.80	0.80	0.20
and Reimbursements
Class		R	T	W
Management Fees	%	0.64	0.64	0.64
Distribution and/or Shareholder Services (12b-1)%		0.50	0.25	None
Fees
Other Expenses	%	0.33	0.33	0.33
Total Annual Fund Operating Expenses	%	1.47	1.22	0.97
Waivers and Reimbursements3%		(0.17)	(0.17)	(0.17)
Total Annual Fund Operating Expenses After Waivers	%	1.30	1.05	0.80
and Reimbursements

1A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $500,000 or more, and redeemed within 12 months of purchase.

2Expense information has been restated to reflect current contractual rates.

3The adviser is contractually obligated to limit expenses to 1.00%, 1.75%, 0.75%, 0.15%. 1.25%, 1.00%, and 0.75% for Class A, Class C, Class I, Class P, Class R, Class T, and Class W shares, respectively, through August 1, 2022. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 0.95%, 1.70%, 0.70%, 1.20%, 0.95%, and 0.70% for Class A, Class C, Class I, Class R, Class T, and Class W shares, respectively, through August 1, 2022. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2022. Termination or modification of these obligations requires approval by the Fund's board.

2.The table in the section entitled "Expense Example" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$354	611	888	1,676
C	Sold	$283	602	1,047	2,282
	Held	$183	602	1,047	2,282
I	Sold or Held	$82	271	475	1,066
P	Sold or Held	$20	204	403	978
R	Sold or Held	$132	448	787	1,743
T	Sold or Held	$354	611	888	1,676
W	Sold or Held	$82	292	520	1,174

3.The table and footnotes in the sub-section entitled "Management of the Funds – Management Fee" of the Fund's Prospectus are deleted in their entirety and replaced with the following:

Management Fees
Voya Floating Rate Fund1	0.65%
Voya GNMA Income Fund2	0.53%
Voya High Yield Bond Fund	0.61%
Voya Intermediate Bond Fund	0.27%
Voya Short Term Bond Fund3	0.31%
Voya Strategic Income Opportunities Fund	0.50%

1Effective January 1, 2021, the Adviser receives an annual management fee equal to the following as a percentage of the Fund's average daily net assets: 0.650% on the first $300 million of assets, 0.625% on the next $200 million of assets, and 0.600% on assets over $500 million. Prior to January 1, 2021, the Adviser received an annual management fee equal to 0.65% of the Fund's average daily net assets.

2Effective January 1, 2020, the Adviser receives an annual management fee equal to the following as a percentage of the Fund's average daily net assets: 0.45% on the first $1 billion of assets, 0.43% on the next $500 million of assets, and 0.41% on assets over $1.5 billion. Prior to January 1, 2020, the Adviser received an annual management fee equal to the following as a percentage of the Fund's average daily net assets: 0.57% on the first $1 billion of assets, 0.50% on the next $500 million of assets, and 0.45% on assets over $1.5 billion.

3Effective July 31, 2019, the Adviser receives an annual management fee equal to 0.25% of the Fund's average daily net assets. Prior to July 31, 2019, the Adviser received an annual management fee equal to 0.45% of the Fund's average daily net assets.

Effective on or about May 31, 2021, the Fund's Prospectus is revised as follows:

1.All references to Charles LeMieux serving as a portfolio manager for the Fund are hereby deleted in their entirety.

2.The sub-section entitled "Portfolio Management – Portfolio Managers" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Portfolio Managers
Jeffrey A. Bakalar	Charles LeMieux, CFA
Portfolio Manager (since 08/10)	Portfolio Manager (since 01/20)
EFFECTIVE MAY 31, 2021
Portfolio Managers
Jeffrey A. Bakalar	Kelly Byrne, CFA
Portfolio Manager (since 08/10)	Portfolio Manager (since 05/21)

3.The following paragraph is added under the sub-section entitle "Management of the Fund – The Sub- Advisers and Portfolio Managers – Voya Floating Rate Fund" of the Fund's Prospectus:

Kelly Byrne, CFA, Portfolio Manager and Senior Vice President of the Voya IM Senior Loan Group, since 2005.

Class P3 shares Prospectus

1.The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class		P3
Management Fees	%	0.64
Distribution and/or Shareholder Services (12b-1)%		None
Fees
Other Expenses	%	0.21
Total Annual Fund Operating Expenses	%	0.85
Waivers and Reimbursements2%		(0.75)
Total Annual Fund Operating Expenses After Waivers	%	0.10
and Reimbursements

1Expense information has been restated to reflect current contractual rates.

2The adviser is contractually obligated to limit expenses to 0.00%, Class P3 shares through August 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.

2.The table in the section entitled "Expense Example" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
P3	Sold or Held	$10	196	398	979

3.The table and footnotes in the sub-section entitled "Management of the Funds – Management Fee" of the Fund's Prospectus are deleted in their entirety and replaced with the following:

Management Fees
Voya Floating Rate Fund1	0.65%
Voya High Yield Bond Fund	0.61%
Voya Intermediate Bond Fund	0.27%
Voya Short Term Bond Fund2	0.31%
Voya Strategic Income Opportunities Fund	0.50%

1Effective January 1, 2021, the Adviser receives an annual management fee equal to the following as a percentage of the Fund's average daily net assets: 0.650% on the first $300 million of assets, 0.625% on the next $200 million of assets, and 0.600% on assets over $500 million. Prior to January 1, 2021, the Adviser received an annual management fee equal to 0.65% of the Fund's average daily net assets.

2Effective July 31, 2019, the Adviser receives an annual management fee equal to 0.25% of the Fund's average daily net assets. Prior to July 31, 2019, the Adviser received an annual management fee equal to 0.45% of the Fund's average daily net assets.

Effective on or about May 31, 2021, the Fund's Prospectus is revised as follows:

1.All references to Charles LeMieux serving as a portfolio manager for the Fund are hereby deleted in their entirety.

2.The sub-section entitled "Portfolio Management – Portfolio Managers" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Portfolio Managers
Jeffrey A. Bakalar	Charles LeMieux, CFA
Portfolio Manager (since 08/10)	Portfolio Manager (since 01/20)
EFFECTIVE MAY 31, 2021
Portfolio Managers
Jeffrey A. Bakalar	Kelly Byrne, CFA
Portfolio Manager (since 08/10)	Portfolio Manager (since 05/21)

3.The following paragraph is added under the sub-section entitle "Management of the Fund – The Sub- Advisers and Portfolio Managers – Voya Floating Rate Fund" of the Fund's Prospectus:

Kelly Byrne, CFA, Portfolio Manager and Senior Vice President of the Voya IM Senior Loan Group, since 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA FUNDS TRUST

Voya Floating Rate Fund

(the "Fund")

Supplement dated April 15, 2021

to the Fund's Class A, Class C, Class I, Class P, Class P3, Class R, Class T, and Class W shares

Statement of Additional Information (the "SAI"),

dated July 31, 2020

On January 14, 2021, the Board of Trustees of Voya Funds Trust approved reductions with respect to the Fund's management fees, sub-advisory fees, and expense limits, effective January 1, 2021.

Effective January 1, 2021, the Fund's SAI is revised as follows:

1.The line item with respect to the Fund in the table of the sub-section entitled "Adviser – Management Fees" of the Fund's SAI is deleted and replaced with the following:

Fund	Annual Management Fee
Voya Floating Rate Fund	0.650% on the first $300 million of the Fund's average daily net assets;
0.625% on next $200 million of the Fund's average daily net assets;
and
0.600% of the Fund's average daily net assets in excess of $500 million.

2.The subsection entitled "Adviser – Management Fee Waivers" is deleted and replaced with the following:

Management Fee Waivers

The Adviser is contractually obligated to waive the management fee for Class P shares of Voya Floating Rate Fund through August 1, 2022. The Adviser is contractually obligated to waive the management fee for Voya GNMA Income Fund, Voya High Yield Bond Fund, and Voya Strategic Income Opportunities Fund through August 1, 2021. Termination or modification of these obligations requires approval by the Board.

3.The line item with respect to the Fund in the table of the sub-section entitled "Sub-Adviser – Sub-Advisory Fees" of the Fund's SAI is deleted and replaced with the following:

Fund	Sub-Adviser	Annual Sub-Advisory Fee
Voya Floating Rate Fund	Voya IM	0.2925% on the first $300 million of the
Fund's average daily net assets;
0.2812% on the next $200 million of the
Fund's average daily net assets; and
0.2700% of the Fund's average daily net
assets in excess of $500 million.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE